Subsequent Events (Details Narrative) - USD ($) $ in Thousands	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt instrument carrying amount		$ 66,868	$ 73,831
Subsequent Event [Member] | Existing Indebtedness - Secondone, Thirdone and Fourthone [Member]
Debt instrument carrying amount	$ 26,906
Subsequent Event [Member] | New Secured Loan - Secondone, Thirdone and Fourthone [Member]
Debt instrument carrying amount	$ 20,500
Debt term	5 years
Cash used for refinance of existing indebtedness	$ 2,100
Gain from debt extinguishment	$ 4,306